Summary of Significant Accounting Policies and Critical Accounting Estimates - Exchange Rates of Key Currencies (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1993	1.0541
Annual average rate	1.1292	1.1068	1.1100
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.3517	1.2312
Annual average rate	1.2882	1.3560	1.5286
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0249	0.9816
Annual average rate	1.0156	1.0153	1.0406
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7815	0.7222
Annual average rate	0.7666	0.7439	0.7522
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.7975	0.7430
Annual average rate	0.7710	0.7552	0.7836
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0089	0.0085
Annual average rate	0.0089	0.0092	0.0083
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1537	0.1440
Annual average rate	0.1480	0.1506	0.1592